13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
Check here if Amendment     [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors, LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                            City     State     and    Date of Signing:

Robert L. Pharr                      Charlotte NC              10/19/06
------------------------------      -----------------------    ---------------
Signature                               City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:


Number of Other Included Managers:             0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total: 164,578,515.49
List of Other Included Managers:  NONE




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

                                                                      13F HOLDINGS REPORT
                                                                      As of Date:  09/30/06

                                                                                                   INVESTMENT             VOTING
       ISSUER               TITLE OF         CUSIP             MKT       SHARES/         DISCRETION   OTHER               AUTHORITY
        NAME                 CLASS          NUMBER             VAL      PRINC AMT    SOLE(A)   SHARED MNGRS  SOLE        SHARED NONE

Oracle Corporation          COMMON STOCK    68389x105   8,918,785.00   502,750.00  502,750.00    -     ALL  502,750.00     0     0
Southwest Airlines          COMMON STOCK    844741108   6,535,001.62   392,257.00  392,257.00    -     ALL  392,257.00     0     0
Cisco Systems, Inc.         COMMON STOCK    17275r102   8,044,080.06   350,047.00  350,047.00    -     ALL  350,047.00     0     0
Motorola, Inc.              COMMON STOCK    620076109   7,505,025.00   300,201.00  300,201.00    -     ALL  300,201.00     0     0
Lowes Companies             COMMON STOCK    548661107   6,164,769.51   219,699.55  219,699.55    -     ALL  219,699.55     0     0
Texas Instruments           COMMON STOCK    882508104   7,253,155.00   218,140.00  218,140.00    -     ALL  218,140.00     0     0
Marriot Int'l, Inc.         COMMON STOCK    571903202   7,692,180.72   199,073.00  199,073.00    -     ALL  199,073.00     0     0
General Electric Co.        COMMON STOCK    369604103   7,026,052.17   199,038.30  199,038.30    -     ALL  199,038.30     0     0
Honeywell Int'l., Inc.      COMMON STOCK    438516106   7,171,765.67   175,348.79  175,348.79    -     ALL  175,348.79     0     0
Ingersoll Rand Co.          COMMON STOCK    g4776g101   6,426,492.34   169,207.28  169,207.28    -     ALL  169,207.28     0     0
Autodesk, Inc.              COMMON STOCK    052769106   5,832,084.30   167,685.00  167,685.00    -     ALL  167,685.00     0     0
Dow Chemical Co.            COMMON STOCK    260543103   6,277,075.50   161,033.23  161,033.23    -     ALL  161,033.23     0     0
Du Pont De Nemours          COMMON STOCK    263534109   6,886,412.40   160,747.25  160,747.25    -     ALL  160,747.25     0     0
Best Buy, Inc.              COMMON STOCK    086516101   7,228,710.59   134,964.72  134,964.72    -     ALL  134,964.72     0     0
Target Corp.                COMMON STOCK    87612e106   7,010,177.24   126,881.04  126,881.04    -     ALL  126,881.04     0     0
United Technologies         COMMON STOCK    913017109   7,536,836.42   118,971.37  118,971.37    -     ALL  118,971.37     0     0
IShares Tr MSCI EAFE        COMMON STOCK    464287465   7,842,544.95   115,757.12  115,757.12    -     ALL  115,757.12     0     0
Abercrombie & Fitch         COMMON STOCK    002896207   7,818,805.90   112,533.19  112,533.19    -     ALL  112,533.19     0     0
Caterpillar, Inc.           COMMON STOCK    149123101   6,966,024.78   105,866.64  105,866.64    -     ALL  105,866.64     0     0
Research In Motion          COMMON STOCK    760975102  10,021,924.80    97,632.00   97,632.00    -     ALL   97,632.00     0     0
IShares MSCI Japan
  Index Fund                COMMON STOCK    464286848   1,111,363.20    82,080.00   82,080.00    -     ALL   82,080.00     0     0
Industrial Select
  Sector SPDR               COMMON STOCK    81369y704   1,496,195.58    44,876.89   44,876.89    -     ALL   44,876.89     0     0
Barclays Bank ETF           COMMON STOCK    06738c778   1,956,692.01    42,161.00   42,161.00    -     ALL   42,161.00     0     0
Consumer DIS Select
  Sector SPDR               COMMON STOCK    81369y407   1,315,170.70    37,630.06   37,630.06    -     ALL   37,630.06     0     0
Vanguard Sector
  Index Fds                 COMMON STOCK    92204a702   1,532,737.61    30,995.70   30,995.70    -     ALL   30,995.70     0     0
IShares Tr MSCI
  Emerging Mkts.            COMMON STOCK    464287234   2,714,668.88    28,052.79   28,052.79    -     ALL   28,052.79     0     0
IShares 1-3 Yr Treas        COMMON STOCK    464287457   2,188,528.92    27,240.84   27,240.84    -     ALL   27,240.84     0     0
IShares Tr S&P Midcap
  400/Growth                COMMON STOCK    464287606   1,953,357.24    25,910.03   25,910.03    -     ALL   25,910.03     0     0
Materials Select
  Sector SPDR               COMMON STOCK    81369y100     760,152.65    24,025.05   24,025.05    -     ALL   24,025.05     0     0
IShares Tr Lehman
  US Aggreg. Bond Fund      COMMON STOCK    464287226   2,075,443.71    20,721.28   20,721.28    -     ALL   20,721.28     0     0
IShares Tr
  S&P 500/Growth            COMMON STOCK    464287309   1,153,623.60    18,697.00   18,697.00    -     ALL   18,697.00     0     0
Streettracks Gold Trust     COMMON STOCK    863307104     159,022.78     2,674.00    2,674.00    -     ALL    2,674.00     0     0
Qualcomm Inc                COMMON STOCK    747525103       2,689.90        74.00       74.00    -     ALL       74.00     0     0
Interpublic Group Cos.      COMMON STOCK    460690100         514.80        52.00       52.00    -     ALL       52.00     0     0
Kirin Brewery Co.           COMMON STOCK    497350306         394.50        30.00       30.00    -     ALL       30.00     0     0
Southern Pac Pete NL
  Sponsored ADR             COMMON STOCK    843581406           0.00        25.00       25.00    -     ALL       25.00     0     0
Telefonic A ADR Reprstg
  Three Shrs                COMMON STOCK    879382208          55.44         1.07        1.07    -     ALL        1.07     0     0

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